Income Taxes (Details) - Schedule of Components of Deferred Income Tax - USD ($) $ in Thousands	Mar. 31, 2023	Mar. 31, 2022
Schedule of components of net deferred income tax [Abstract]
Net operating loss carry forwards	$ 48	$ 43
Provision of employee benefits	1,267	1,150
Depreciation and amortization	(1,280)	(1,172)
Revenue and cost of sales recognized for financial reporting purpose before being recognized for tax purpose	(240)	(382)
Others	116	4
Less: Valuation allowances	(133)	(43)
Net deferred income tax liabilities	$ (222)	$ (400)